Acquisition of minority interest (Details Textual) - shares	1 Months Ended
	Dec. 28, 2016	Dec. 31, 2016	Aug. 19, 2015
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,018,935
USCNHK [Member]
Noncontrolling Interest, Ownership Percentage by Parent		100.00%
Tantech Bamboo [Member]
Noncontrolling Interest, Ownership Percentage by Parent	5.00%	100.00%	95.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,018,935